Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Component of Income Tax Expense

Income tax expense for 2012, 2011 and 2010 consisted of the following:

	2012	2011	2010
Current
Bermuda	$—	$—	$—
Foreign	7,569	6,223	3,187

	7,569	6,223	3,187

Deferred
Bermuda	—	—	—
Foreign	(2,076)	(1,742)	1,306

	(2,076)	(1,742)	1,306

	$5,493	$4,481	$4,493

Components of Income Before Income Taxes and Noncontrolling Interest

The components of income before income taxes and noncontrolling interest were as follows:

	2012	2011	2010
Bermuda sources	$—	$—	$—
Foreign sources	210,556	208,499	138,257

	$210,556	$208,499	$138,257

Reconciliation of Differences Between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2012	2011	2010
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	0.54%	0.44%	1.63%
Tax uncertainties	2.07%	1.71%	1.62%

	2.61%	2.15%	3.25%

Significant Portions of Current and Non-current Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the current and non-current deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are presented below:

	2012	2011
Current deferred tax assets
Other	$2,332	$2,443

Current deferred tax assets	2,332	2,443

Non-current deferred tax assets
Net operating loss carryforwards	11,605	7,352
Other	2,957	2,109

Non-current deferred tax assets	14,562	9,461

Non-current deferred tax liabilties
Containers, net	19,067	15,853
Other	744	1,046

Non-current deferred tax liabilties	19,811	16,899

Net deferred tax liability	$2,917	$4,995

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2012 and 2011 are as follows:

Balance at December 31, 2010	$19,549
Increases related to prior year tax positions	243
Decreases related to prior year tax positions	(2,215)
Increases related to current year tax positions	7,689
Settlements	—
Lapse of statute of limitations	(3,826)

Balance at December 31, 2011	21,440
Increases related to prior year tax positions	348
Decreases related to prior year tax positions	—
Increases related to current year tax positions	7,978
Settlements	—
Lapse of statute of limitations	(3,682)

Balance at December 31, 2012	$26,084